Cash and Cash Equivalents (Tables)	3 Months Ended
Mar. 31, 2011
Cash and Cash Equivalents (Tables) [Abstract]
Cash and cash equivalents

	March 31, 2011	December 31, 2010
	(unaudited)
Cash	923	560
Short-term investments	10,348	7,024

	11,271	7,584